DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1. DESCRIPTION OF BUSINESS

The Glimpse Group, Inc. (“Glimpse”) is a Virtual (VR) and Augmented (AR) Reality company, comprised of a diversified portfolio of VR and AR software and services companies. Glimpse’s ten wholly-owned operating subsidiaries (“Subsidiary Companies” or “Subsidiaries”) are: Adept Reality, LLC (dba Adept XR Learning), Kabaq 3D Technologies, LLC (dba QReal), KreatAR, LLC (dba PostReality), D6 VR, LLC, Immersive Health Group, LLC, Foretell Studios, LLC (dba Foretell Reality), Number 9, LLC (dba Pagoni VR), Early Adopter, LLC, and MotionZone, LLC (dba AUGGD) and one subsidiary in Turkey, Glimpse Group Yazılım ve ARGE Ticaret Anonim Şirketi (“Glimpse Turkey”). In addition, the Company has one inactive subsidiary company, In-It VR, LLC (dba Mezmos), and with the operating Subsidiaries collectively comprise the “Company” or “Glimpse”. Glimpse was incorporated as The Glimpse Group, Inc. in the State of Nevada, on June 15, 2016.

A new subsidiary company was established in October 2021. See Note 11.

Glimpse’s robust VR/AR ecosystem, collaborative environment and business model simplify the many challenges faced by companies in an emerging industry. Glimpse cultivates and manages business operations while providing a strong network of professional relationships, thereby allowing the subsidiary company entrepreneurs to maximize their time and resources in pursuit of mission-critical endeavors, reducing time to market, optimizing costs, improving product quality and leveraging joint go-to-market strategies, while simultaneously providing investors an opportunity to invest directly into the VR/AR industry via a diversified platform.

The Company completed an initial public offering (“IPO”) of its common stock on the Nasdaq Capital Market Exchange (“Nasdaq”) on July 1, 2021, under the ticker VRAR. See Note 7.

On November 2, 2021 the Company completed a securities purchase agreement (“SPA”) for the sale of additional common stock to certain institutional investors. See Note 11.

NOTE 1. DESCRIPTION OF BUSINESS

The Glimpse Group, Inc. (“Glimpse”) is a Virtual (VR) and Augmented (AR) Reality company, comprised of a diversified portfolio of VR and AR software and services companies. Glimpse’s nine wholly-owned operating subsidiaries (“Subsidiary Companies” or “Subsidiaries”) are: Adept Reality, LLC (dba Adept XR Learning), Kabaq 3D Technologies, LLC (dba QReal), KreatAR, LLC (dba PostReality), D6 VR, LLC, Immersive Health Group, LLC, Foretell Studios, LLC (dba Foretell Reality), Number 9, LLC (dba Pagoni VR), and Early Adopter, LLC and one subsidiary in Turkey, Glimpse Group Yazilim ve ARGE Ticaret Anonim Şirketi (“Glimpse Turkey”). In addition, the Company has two inactive subsidiary companies: In-It VR, LLC (dba Mezmos) and MotionZone, LLC (collectively, the “Company” or “Glimpse”). Glimpse was incorporated as The Glimpse Group, Inc. in the State of Nevada, on June 15, 2016.

Glimpse’s robust VR/AR ecosystem, collaborative environment and business model simplify the many challenges faced by companies in an emerging industry. Glimpse cultivates and manages business operations while providing a strong network of professional relationships, thereby allowing the subsidiary company entrepreneurs to maximize their time and resources in pursuit of mission-critical endeavors, reducing time to market, optimizing costs, improving product quality and leveraging joint go-to-market strategies, while simultaneously providing investors an opportunity to invest directly into the VR/AR industry via a diversified platform.

The Company completed an initial public offering (“IPO”) of its common stock on the Nasdaq Capital Market Exchange (“Nasdaq”) on July 1, 2021, under the ticker VRAR. See Note 13.

Summary of Glimpse’s Active Subsidiary Companies:

Kabaq 3D Technologies, LLC (dba QReal): Creating and displaying photorealistic 3D, AR, interactive digital models.

Adept Reality, LLC (dba Adept XR Learning): VR/AR corporate training solutions.

KreatAR, LLC (dba PostReality): AR presentation tools for design, creation and collaboration.

D6 VR, LLC: VR/AR data-analysis and collaboration for financial services and other data intensive industries.

Immersive Health Group, LLC (IHG): VR/AR solutions for the healthcare industry.

Foretell Studios, LLC (dba Foretell Reality): Social VR multi-person spaces, collaboration and group interaction for enterprise and support groups.

Number 9, LLC (dba Pagoni VR): VR/AR broadcasting solutions and environments for events, education, media and entertainment.

Early Adopter, LLC (EA): AR/VR solutions for K-12 education.

Glimpse Group Yazilim ve ARGE Ticaret Anonim Şirketi (“Glimpse Turkey”): primarily develops and creates 3D models for QReal